Goldman Sachs Nasdaq-100 Premium Income ETF Investment Risks - Goldman Sachs Nasdaq-100 Premium Income ETF	Dec. 31, 2025
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund's use of options, futures, forwards, swaps and other derivative instruments may result in losses, including due to adverse market movements. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Industry Concentration Risk. The Fund concentrates its investments in specific industries or groups of industries that have historically experienced substantial price volatility. The Fund is subject to greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries or groups of industries. Securities of issuers held by the Fund may lack sufficient market liquidity to enable the Fund to sell the securities at an advantageous time or without a substantial drop in price.
Information Technology Industry Group Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Information Technology Industry Group Risk. The stock prices of technology and technology-related companies and therefore the value of the Fund may experience significant price movements as a result of intense market volatility, worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.
Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Risk. Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on The NASDAQ Stock Market LLC (the “Exchange”) and may, therefore, have a material upward or downward effect on the market price of the Shares.
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.
Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The net asset value (“NAV”) of the Fund and the value of your investment may fluctuate. Market prices of Shares may fluctuate, in some cases significantly, in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. Any of these factors, among others, may result in Shares trading at a significant premium or discount to NAV, which will be reflected in the intraday bid/ask spreads and/or the closing price of Shares as compared to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. Additionally, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. The securities held by the Fund may be traded in markets that close at a different time than the stock exchange on which the Fund's Shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Fund's listing exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares' NAV may widen.
Option Writing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Option Writing Risk. Writing (selling) call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash (the premium) at the time of selling the call option. In a sharp rising market, the Fund could significantly underperform the market. Furthermore, premium received from the Fund’s call option writing strategies may not fully protect it against market declines because the Fund will continue to bear the risk of a decline in the value of its portfolio securities. In a sharply-falling equity market, the Fund will likely also experience sharp declines in its NAV.
Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. By investing in other investment companies (including ETFs) indirectly through the Fund, investors will incur a proportionate share of the expenses of the other investment companies held by the Fund (including operating costs and investment management fees) in addition to the fees regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.
Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Strategy Risk. While the Fund seeks to provide monthly distributions, there is no guarantee that distributions will always be paid or will be paid at a relatively stable rate. In addition, the Fund’s investment strategy may result in a significant portion of distributions being paid as a return of capital for tax purposes. However, the Fund may distribute no return of capital in certain years or under certain market conditions, such that all of the distributions paid in such years or market environments may be classified and taxable as ordinary income. In addition, redemption transactions may affect the tax character of distributions paid to shareholders. No assurance can be given regarding the future tax character of the Fund’s distributions. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition of shares. The Fund’s option writing strategy is expected to eliminate the tax holding periods for the Fund’s investment portfolio, minimizing the likelihood of the Fund distributing long-term capital gains to shareholders. Dividends from the Fund are not expected to qualify as qualified dividend income eligible for taxation at the lowest capital gains tax rates.
Tracking Error Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Error/Index Risk. Tracking error is the divergence of the Fund’s performance (without regard to the options overwrite strategy) from that of the benchmark. The performance of the Fund’s equity investments may diverge from that of the benchmark for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the benchmark or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the benchmark are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. For tax efficiency purposes, the Fund may sell certain securities to realize losses, which will result in deviation from the benchmark. The Fund will be negatively affected by general declines in the securities and asset classes represented in the benchmark. In addition, unless a specific security is removed from the benchmark, the Fund generally would not sell a security because the security’s issuer was in financial trouble.
Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Because non-U.S. exchanges may be open on days when the Fund does not price its Shares, the value of foreign securities or assets in the Fund’s portfolio may change on days when investors will not be able to purchase or sell the Fund’s Shares. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.